Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 1,679	€ 1,509
Total assets	1,023,856	980,299	€ 976,834
Total liabilities	970,158	924,671
Total income	21,087	18,121	€ 30,418
TMB Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Total assets	142	121
Total liabilities	€ 263	€ 424
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held	23.00%	23.00%
Fair value of listed invest-ments	€ 1,164	€ 976
Balance sheet value	1,266	1,128
Total assets	49,147	46,666
Total liabilities	42,554	40,776
Total income	1,474	1,386
Total expenses	1,050	943
Other investments in associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 412	€ 381